STOCK OPTIONS AND WARRANTS (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Risk-free interest rate, minimum	0.52%
Risk-free interest rate, maximum	4.13%
Expected volatility, minimum	39.77%
Expected volatility, maximum	66.59%
Expected dividend yield	(0.00%)
Minimum [Member]
Expected option life	6 months
Exercise price	$ 1.40
Maximum [Member]
Expected option life	48 months
Exercise price	$ 4.00